Intangibles	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles	Intangibles
Maintenance rights and lease premium, net
Maintenance rights and lease premium, net consisted of the following as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Maintenance rights	$642,825	$794,798
Lease premium, net	7,089	14,817
	$649,914	$809,615
Movements in maintenance rights during the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31,
	2020	2019
Maintenance rights at beginning of period	$794,798	$1,088,246
EOL and MR contract maintenance rights expense	(45,655)	(76,611)
MR contract maintenance rights write-off due to maintenance liability release	(35,897)	(19,848)
EOL contract maintenance rights write-off due to cash receipt	(51,463)	(148,289)
EOL and MR contract maintenance rights write-off due to sale of aircraft and impairment	(18,958)	(48,700)
Maintenance rights at end of period	$642,825	$794,798
Other intangibles
Other intangibles consisted of the following as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Goodwill (Note 22)	$—	$58,094
Customer relationships, net	219,589	240,765
Contractual vendor intangible assets	5,045	8,535
	$224,634	$307,394

The following tables present details of customer relationships and related accumulated amortization as of December 31, 2020 and 2019:

	As of December 31, 2020
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(140,411)	$219,589

	As of December 31, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(119,235)	$240,765
During the years ended December 31, 2020, 2019 and 2018, we recorded annual amortization expense for customer relationships of $21.2 million.